CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 114,248	$ 139,372
Short-term available for sale marketable securities	8,112
Trade receivables (net of allowance for credit loss of $6,783 and $2,497 at December 31, 2020 and 2019, respectively)	84,822	78,282
Other accounts receivable and prepaid expenses	26,481	34,066
Inventories	152,073	122,686
Total current assets	385,736	374,406
LONG-TERM ASSETS:
Severance pay fund	4,007	3,475
Other long-term receivables	3,837	3,176
Deferred tax assets, net	8,359	7,881
Long-term deposits and prepaid expenses	1,675	2,887
Long-term available for sale marketable securities	10,926
Property, plant and equipment, net	222,883	204,776
Operating lease right-of-use assets	123,928	72,047
Intangible assets, net	12,098
Goodwill	47,472	35,218
Total long-term assets	435,185	329,460
Total assets	820,921	703,866
CURRENT LIABILITIES:
Short-term bank credit and current maturities of long- term bank loan	13,122
Trade payables	55,063	53,072
Related party and other loan	2,221	2,212
Short term legal settlements and loss contingencies	31,039	28,300
Accrued expenses and other liabilities	55,570	42,782
Total current liabilities	157,015	126,366
LONG-TERM LIABILITIES:
Long-term other loans and financing liability of land from related parties	11,163	7,915
Long-term bank loan	9,543
Accrued severance pay	5,303	4,333
Deferred tax liabilities, net	6,943
Long-term warranty provision	1,274	1,385
Long term legal settlements and loss contingencies	21,910	21,505
Long-term operating lease liabilities	112,719	64,638
Total long-term liabilities	168,855	99,776
Commitments and contingent liabilities
REDEEMABLE NON-CONTROLLING INTEREST	7,701
Share capital-
Ordinary shares of NIS 0.04 par value - 200,000,000 shares authorized at December 31, 2020 and 2019; 35,540,392 and 35,500,872 issued at December 31, 2020 and 2019, respectively; 34,437,296 and 34,397,776 shares outstanding at December 31, 2020 and 2019, respectively	371	371
Additional paid-in capital	160,083	157,225
Capital fund related to non-controlling interest	(5,587)	(5,587)
Accumulated other comprehensive income (loss), net	1,083	(3,288)
Retained earnings	370,830	368,433
Treasury shares at cost - 1,103,096 ordinary shares at December 31, 2020 and 2019	(39,430)	(39,430)
Total equity	487,350	477,724
Total liabilities and equity	$ 820,921	$ 703,866